Investments Subject to Significant Influence and Equity Income (Summary of Investments Subject to Significant Influence) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 654	$ 1,402
Income (loss) from equity investments and subsidiaries	99	146
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	910	820
Canadian Electric Utilities [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity investments and subsidiaries	$ 73	109
NSP Maritime Link Inc Project | Canadian Electric Utilities [Member] | Operating Segments [Member]
Schedule of Equity Method Investments [Line Items]
100% ownership	100.00%
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 654	1,402
Income (loss) from equity investments and subsidiaries	99	146
Equity Method Investee | Emera Inc.
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	9
NSPML | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	475	489
Income (loss) from equity investments and subsidiaries	44	46
M&NP | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	124	118
Income (loss) from equity investments and subsidiaries	$ 20	21
Percentage of Ownership	12.90%
Lucelec | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 55	48
Income (loss) from equity investments and subsidiaries	$ 4	4
Percentage of Ownership	19.50%
LIL | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 0	747
Income (loss) from equity investments and subsidiaries	$ 29	63
Percentage of Ownership	0.00%
Bear Swamp
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	$ 92	81	$ 179
Bear Swamp | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	0	0
Income (loss) from equity investments and subsidiaries	$ 2	$ 12
Percentage of Ownership	50.00%